Supplemental Condensed Consolidating Financial Information - Condensed Statements of Cash Flow (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Operating activities:
Net income (loss)	$ 459	$ 499
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	556	527
Other, net	(2,594)	(2,359)
Net cash (used in) provided by operating activities	(1,579)	(1,333)
Investing activities:
Expenditures for property, plant and equipment, equipment on operating leases, equipment sold under a buy-back commitment and intangible assets	(1,127)	(983)
Net collections from (additions to) retail receivables and related securitizations	202	(195)
Other, net	570	483
Net cash (used in) provided by investing activities	(355)	(695)
Financing activities:
Net (decrease) increase in indebtedness	1,326	1,368
Dividends paid	(379)	(363)
Other, net	6	(5)
Net cash (used in) provided by financing activities	953	1,000
Other, net	29	(81)
(Decrease) increase in cash and cash equivalents	(952)	(1,109)
Cash and cash equivalents, beginning of year	5,567	5,199
Cash and cash equivalents, end of period	4,615	4,090
CNH Industrial N.V. [Member]
Operating activities:
Net income (loss)	454	394
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	6	5
Other, net	202	(266)
Net cash (used in) provided by operating activities	662	133
Investing activities:
Expenditures for property, plant and equipment, equipment on operating leases, equipment sold under a buy-back commitment and intangible assets	(5)	(5)
(Deposits in) withdrawals from subsidiaries' cash management pools	(59)	(376)
Other, net	106	(86)
Net cash (used in) provided by investing activities	42	(467)
Financing activities:
Net (decrease) increase in indebtedness	(99)	562
Dividends paid	(371)	(361)
Other, net	6	29
Net cash (used in) provided by financing activities	(464)	230
Other, net	6
(Decrease) increase in cash and cash equivalents	246	(104)
Cash and cash equivalents, beginning of year	5	108
Cash and cash equivalents, end of period	251	4
Case New Holland Industrial Inc. [Member]
Operating activities:
Net income (loss)	341	247
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Other, net	(411)	(340)
Net cash (used in) provided by operating activities	(70)	(93)
Financing activities:
Net (decrease) increase in indebtedness	71	93
Dividends paid	(1)
Net cash (used in) provided by financing activities	70	93
Cash and cash equivalents, beginning of year		200
Cash and cash equivalents, end of period		200
Guarantor Subsidiaries [Member]
Operating activities:
Net income (loss)	605	1,005
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	100	90
Other, net	(130)	745
Net cash (used in) provided by operating activities	575	1,840
Investing activities:
Expenditures for property, plant and equipment, equipment on operating leases, equipment sold under a buy-back commitment and intangible assets	(61)	(64)
(Deposits in) withdrawals from subsidiaries' cash management pools	(440)	(973)
Other, net	(598)	(89)
Net cash (used in) provided by investing activities	(1,099)	(1,126)
Financing activities:
Net (decrease) increase in indebtedness	(182)	(103)
Dividends paid	(292)	(597)
Other, net	1,004
Net cash (used in) provided by financing activities	530	(700)
Other, net	1	(1)
(Decrease) increase in cash and cash equivalents	7	13
Cash and cash equivalents, beginning of year	38	28
Cash and cash equivalents, end of period	45	41
All Other Subsidiaries [Member]
Operating activities:
Net income (loss)	238	597
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	450	432
Other, net	(2,514)	(2,706)
Net cash (used in) provided by operating activities	(1,826)	(1,677)
Investing activities:
Expenditures for property, plant and equipment, equipment on operating leases, equipment sold under a buy-back commitment and intangible assets	(1,061)	(914)
Net collections from (additions to) retail receivables and related securitizations	202	(195)
Other, net	(180)	697
Net cash (used in) provided by investing activities	(1,039)	(412)
Financing activities:
Net (decrease) increase in indebtedness	2,356	1,359
Dividends paid	(706)	(343)
Other, net	(12)	135
Net cash (used in) provided by financing activities	1,638	1,151
Other, net	22	(80)
(Decrease) increase in cash and cash equivalents	(1,205)	(1,018)
Cash and cash equivalents, beginning of year	5,524	4,863
Cash and cash equivalents, end of period	4,319	3,845
Eliminations [Member]
Operating activities:
Net income (loss)	(1,179)	(1,744)
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Other, net	259	208
Net cash (used in) provided by operating activities	(920)	(1,536)
Investing activities:
(Deposits in) withdrawals from subsidiaries' cash management pools	499	1,349
Other, net	1,242	(39)
Net cash (used in) provided by investing activities	1,741	1,310
Financing activities:
Net (decrease) increase in indebtedness	(820)	(543)
Dividends paid	991	938
Other, net	(992)	(169)
Net cash (used in) provided by financing activities	(821)	226
Cash and cash equivalents, beginning of year
Cash and cash equivalents, end of period